UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2011



[LOGO OF USAA]
   USAA(R)

                                              [GRAPHIC OF USAA REAL RETURN FUND]

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       SEMIANNUAL REPORT
       USAA REAL RETURN FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JUNE 30, 2011

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

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PRESIDENT'S MESSAGE

"IN MY VIEW, THE REPORTING PERIOD IS A REMINDER
THAT SOME OF THE GREATEST INVESTMENT CHALLENGES    [PHOTO OF DANIEL S. McNAMARA]
ARE UNFORESEEN"

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AUGUST 2011

The six-month reporting period was dominated by a series of dramatic global events. At the beginning of January, it was widely believed that the U.S. economy was solidly on the road to recovery. However, investor confidence faltered as political unrest emerged in Tunisia and spread to other nations in North Africa and the Middle East. Oil prices rose in response, threatening to derail global economic growth.

Meanwhile, the U.S. economic recovery slowed. Home prices softened in many markets as mortgage lenders renewed their foreclosure filings. At the same time, the employment picture remained cloudy at best. While jobs were created during the period, the slow pace of job growth did not allow the U.S. unemployment rate to improve.

During March, Japan experienced a massive earthquake followed by a tsunami. The terrible toll on human life and on that nation's infrastructure, including emergencies at some nuclear power plants, led to speculation about the potential impact of the disaster on companies that do business in or with Japan. It also led to supply disruptions that slowed worldwide economic growth during the second quarter. As of this writing, the impact on the financial markets has been minimal.

Throughout the reporting period, a steady stream of bad news emanated from European peripheral nations. Indeed, the health of the entire global financial system has been stressed by the European Union's (EU) fiscal challenges. Despite loan packages from the EU and the International Monetary Fund, some European countries continue to struggle with large debt burdens, in both the public and private sectors, and growing social unrest in response to austerity measures.

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

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Amidst all this turmoil, the financial markets produced solid results. Most notable was investors' "risk on, risk off" behavior as they shifted back and forth between the perceived safety of U.S. Treasuries and the higher expected returns of riskier securities such as stocks. Overall, however, stocks took matters in stride, largely because of better-than-expected corporate earnings. U.S. corporate profits have been strong and many companies are well positioned to weather the economic uncertainties.

In the taxable bond market, investors continued to seek income wherever they could find it. As promised, the Federal Reserve (the Fed) ended its "QE2" program of purchasing $600 billion of long-term U.S. Treasuries. While many observers had expected Treasury prices to fall in anticipation of the Fed's exit from the market, prices remained higher than expected (and yields lower), perhaps as a result of flight-to-safety buying related to Europe's debt woes. At the same time, investors continued to bid up securities which pay a premium to U.S. Treasuries (corporate bonds, for example) and these sectors did well.

In my view, the reporting period is a reminder that some of the greatest investment challenges are unforeseen. All the more reason, I believe, to remain vigilant and to make decisions based on the tenets of a long-term investment plan, not the noise of the latest headline. At USAA Investment Management Company, we will work hard to help you meet your goals. We are proud of what we have been able to achieve for our shareholders in all kinds of market environments. From all of us here at USAA, we thank you for your continued confidence in us.

Sincerely,

/s/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                  1

MANAGERS' COMMENTARY                                                            2

INVESTMENT OVERVIEW                                                             8

FINANCIAL INFORMATION

    Portfolio of Investments                                                   14

    Notes to Portfolio of Investments                                          26

    Financial Statements                                                       30

    Notes to Financial Statements                                              33

EXPENSE EXAMPLE                                                                48

ADVISORY AGREEMENT                                                             50

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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FUND OBJECTIVE

Seeks a total return that exceeds the rate of inflation over an economic cycle.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest its assets principally in a portfolio of investments that are selected for their potential to have a total return that exceeds the rate of inflation over an economic cycle.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

  JOHN P. TOOHEY, CFA                     JOHN P. TOOHEY, CFA
  Lead Asset Manager                      WASIF A. LATIF
                                          JULIANNE BASS, CFA
  JULIANNE BASS, CFA                      U.S. and International Stocks,
  MATTHEW FREUND, CFA                     including Exchange-Traded Funds (ETFs)
  ARNOLD J. ESPE, CFA
  DIDI WEINBLATT, Ph.D., CFA              DAN DENBOW, CFA
  Bonds and Money Market Instruments      MARK JOHNSON, CFA
                                          Precious Metals and Minerals,
                                          Real Estate Securities

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o   HOW DID THE FUND (THE FUND SHARES) PERFORM DURING THE SIX-MONTH REPORTING
    PERIOD?

    During the reporting period, the Fund Shares produced a total return of 3.78%. This compares to a total return of 5.81% for the Barclays U.S. Government Inflation-Linked Bond Index.

o HOW WOULD YOU CHARACTERIZE THE BROADER INVESTMENT ENVIRONMENT DURING THE REPORTING PERIOD?

    The year started off on a positive foot, as the trends that drove favorable market performance in late 2010 -- namely, gradually improving economic growth and accommodative policies by the world's central banks -- remained firmly in place. However, the final two months of the period brought an end to the long stretch

    Refer to page 9 for benchmark definitions.

    Past performance is no guarantee of future results.

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2  | USAA REAL RETURN FUND

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    of positive market performance that dated back to September of last year.
    Evidence of slowing global growth, together with higher energy prices, the re-emergence of the European sovereign debt crisis and the looming end of the Federal Reserve's stimulative quantitative easing policy ("QE2"), prompted investors to take a more cautious approach as the first half wound down.

o   PLEASE DISCUSS THE BROADER INFLATION PICTURE IN THE WORLD ECONOMY.

    Inflation in the developed markets has remained under control despite rising prices for energy and other commodities, as there is still a great deal of capacity in the labor markets. The picture has been somewhat different in the emerging markets, where food and energy in general make up a larger portion of household spending and inflation indices. Inflation in these regions has been substantially higher, prompting emerging-market central banks to tighten monetary policy in order to contain the threat.

o   PLEASE REVIEW THE FUND'S INVESTMENT STRATEGY.

    USAA Real Return Fund attempts to provide investors with a way to hedge the risk that rising prices will erode the purchasing power of their savings over time. Unlike many real return funds, which invest primarily in Treasury Inflation Protected Securities, or TIPS, the USAA Real Return Fund consists of multiple asset classes that can provide potential protection against the risk of inflation.

    The Fund allocates its assets across the following four broad categories: inflation-linked securities; other fixed-income securities (including bank loans, floating-rate notes, short-duration bonds, high-yield bonds, and non-U.S. dollar instruments); equity securities, including precious-metals and minerals equities, real estate securities, emerging markets equities and high quality dividend paying stocks; and lastly, commodity-linked investments. In addition, the Fund is actively managed and combines

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    the security selection, asset allocation, and risk management capabilities of a team of eight USAA portfolio managers, each with different areas of expertise.

    We are pleased with the Fund's strong performance since its inception in October of last year. We believe it's important to keep in mind that our Fund has an actively-managed strategy designed to add value over the long-term through the active management of both the Fund's broader allocation and its underlying investments.

o   HOW IS THE FIXED-INCOME PORTION OF THE FUND ALLOCATED?

    At the end of the period, approximately 16% of Fund assets were invested in TIPS. TIPS are guaranteed by the full faith and credit of the U.S. government, and their principal value is adjusted to track changes in inflation as measured by the Consumer Price Index. TIPS provided strong returns in the first half, supported in part by inflation fears as commodity prices rose. In addition, TIPS benefited from the flight to safety driven by the Greek debt crisis. Since TIPS appear to be fully valued, we have invested approximately 13% of the Fund in high-quality, floating-rate notes that are designed to hold their value in periods of either rising or falling interest rates, as well as in very stable short-term instruments. These instruments are also highly liquid and will enable us to shift additional assets into TIPS as relative valuations improve.

    In addition to TIPS, the Fund invests in a broad mix of more traditionally structured investment grade and high-yield fixed-income securities. The Fund's investment grade fixed-income allocation -- with a target weighting of approximately 19% -- favors corporate bonds. Here, we emphasize higher-yielding corporate bonds where our credit research shows a favorable trade-off of risk and reward. Over time, we expect that the incremental impact of these higher coupons will add value and help provide a measure of inflation protection. In a generally

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4  | USAA REAL RETURN FUND

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    positive environment for the non-Treasury "spread sectors" of the bond market, this portion of the Fund produced a positive return. Our investment-grade allocation also has performed very well since the Fund's inception in October, 2010, and we are actively working to protect our recent gains and position the portfolio for the shifting environment.

    Approximately 23% of Fund assets are under the direction of the USAA high-yield bond team. High-yield bonds are corporate bonds rated below investment-grade. This portion of the Fund is invested primarily in a diversified portfolio of high-yield bonds, with a bias towards the higher-quality issuers of the below investment grade market. In addition to high-yield bonds, we have also invested a portion of assets in leveraged bank loans, also known as senior loans or syndicated loans. These loans, which carry the highest standing in a borrower's capital structure, are generally made by large banks to corporations that are not rated investment-grade as borrowers. Importantly, the interest rate on leveraged loans adjusts regularly to reflect market interest rates, meaning that they can provide a degree of stability in inflationary environments.

    The high-yield bond portion of the Fund rose in value during the period, outperforming Treasuries and slightly lagging stocks, as gauged by the S&P
    500. The high-yield market benefited for most of the period from healthy investor risk appetites, before giving back some of its performance in June as concerns about Greece impacted credit market sentiment. While loans also had a positive return during the period, the sector lagged high-yield bonds. We reduced our loan holdings as companies took advantage of strong investor demand to refinance outstanding loans at rates we found unattractive. Default rates for both high-yield bonds and loans have been very low, and the strength of borrower fundamentals suggests a continuation of that positive trend.

    As interest rates rise, existing bond prices fall.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

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o   HOW IS THE FUND POSITIONED OUTSIDE OF THE FIXED-INCOME AREA?

    The Fund typically carries allocations to both precious metals stocks and real estate-related equity securities. The performance of the precious metals-oriented portion of the Fund -- weighted at approximately 4% -- was negative for the period. While gold prices finished the period higher, gold stocks suffered from fears that higher commodity prices would raise production costs and reduce operating leverage for mining companies.

    The real estate portion of the Fund, weighted at about 3%, provides roughly equal exposure to domestic and foreign markets. On the domestic side, we hold a diversified portfolio that largely consists of real estate investment trusts (REITs). We achieve the international exposure through an exchange-traded fund, or ETF, that owns non-U.S. real estate-related securities. REITs, which were supported by improving supply/demand dynamics and signs that the economy is continuing to strengthen, provided strong performance relative to the broader equity market during the period.

    Another 8% of the Fund is invested in emerging market equities. The MSCI Emerging Markets Index underperformed the developed markets in the first half, returning 0.88%. Sentiment was pressured by concerns about inflationary pressures and continued monetary tightening by a number of emerging market central banks. We are keeping a cautious eye on the emerging markets, as our positive long-term outlook is tempered by concerns about the ability of emerging market central banks to rein in inflation without hurting economic growth.

    Diversification does not guarantee a profit or prevent a loss.

    Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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6  | USAA REAL RETURN FUND

================================================================================

    We also have about 11% of assets invested in high-quality, large-cap, dividend-paying stocks. We look for stocks with four key features: 1) pricing power that should allow them to outperform in periods of inflation; 2) an income stream that can add to the Fund's total return; 3) characteristics, like strong balance sheets, consistent profitability, and industry leadership that we refer to as quality and 4) attractive valuations. This portion of the portfolio performed well during the first half of the year, as investors gravitated to the attractive yields offered by dividend-paying stocks. This was particularly true during May and June, when the defensive characteristics of dividend-payers came back into favor in the turbulent market environment.

o WHAT ARE YOUR THOUGHTS ON THE FUND AND THE BROADER MARKET AS WE MOVE INTO THE SECOND HALF OF THE YEAR?

    We maintain our view that the threat of an immediate, substantial increase in inflation is relatively low. Still, the combination of the U.S.
    Federal Reserve's highly accommodative monetary policy, together with dollar weakness and large fiscal deficits, could provide the fuel for higher inflation down the line. We believe investors are prudent to hold a fund that helps hedge the risk that their purchasing power could be eroded by rising prices over time.

    The Real Return Fund may be subject to stock market risk and is non-diversified which means that it may invest a greater percentage of its assets in a single issuer. Individual stocks will fluctuate in response to the activities of individual companies, general market, and economic conditions domestically and abroad. When redeemed or sold, may be worth more or less than the original cost.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  7

================================================================================

INVESTMENT OVERVIEW

USAA REAL RETURN FUND SHARES* (Ticker Symbol: USRRX)

--------------------------------------------------------------------------------
                                        6/30/11                     12/31/10
--------------------------------------------------------------------------------
Net Assets                           $162.3 Million              $115.9 Million
Net Asset Value Per Share                $10.24                       $10.02

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/11**
--------------------------------------------------------------------------------
    12/31/10 to 6/30/11                            Since Inception 10/18/10
           3.78%                                             4.70%

--------------------------------------------------------------------------------
                                 EXPENSE RATIOS***
--------------------------------------------------------------------------------
   Before Reimbursement       1.63%            After Reimbursement      0.87%

                (Includes acquired fund fees and expenses of 0.02%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE USAA REAL RETURN FUND (FUND SHARES) COMMENCED OPERATIONS ON OCTOBER 18, 2010, AND DOES NOT HAVE A FULL CALENDAR YEAR OF PERFORMANCE.

**TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS RETURN IS CUMULATIVE.

***USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.85% OF THE FUND SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

Before and after reimbursement expense ratios are reported in the Fund's prospectus dated May 1, 2011. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which exclude acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA REAL RETURN FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                      BARCLAYS U.S. GOVERNMENT
                      USAA REAL RETURN FUND --            INFLATION-LINKED
                            FUND SHARES                      BOND INDEX
10/31/2010                  $10,000.00                       $10,000.00
11/30/2010                    9,960.00                         9,830.72
12/31/2010                   10,088.37                         9,678.60
01/31/2011                   10,088.37                         9,697.37
02/28/2011                   10,239.25                         9,780.81
03/31/2011                   10,320.65                         9,879.83
04/30/2011                   10,563.72                        10,128.16
05/31/2011                   10,563.72                        10,159.30
06/30/2011                   10,469.70                        10,241.15

                                [END CHART]

                      Data from 10/31/10 to 6/30/11.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Real Return Fund Shares to the following benchmark:

o The Barclays U.S. Government Inflation-Linked Bond Index measures the performance of the U.S. Treasury Inflation Protected Securities ("TIPS") market. The index includes TIPS with one or more years remaining maturity with total outstanding issue size of $500m or more.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the Barclays U.S. Government Inflation-Linked Bond Index is calculated from the end of the month of October 31, 2010, while the Fund Shares inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA REAL RETURN INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                        6/30/11                    12/31/10
--------------------------------------------------------------------------------
Net Assets                           $41.0 Million              $30.9 Million
Net Asset Value Per Share                $10.24                     $10.03

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/11**
--------------------------------------------------------------------------------
    12/31/10 to 6/30/11                             Since Inception 10/18/10
          3.87%                                               4.81%

--------------------------------------------------------------------------------
                                 EXPENSE RATIOS***
--------------------------------------------------------------------------------
    Before Reimbursement        0.86%       After Reimbursement        0.67%

               (Includes acquired fund fees and expenses of 0.02%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

*THE USAA REAL RETURN FUND (INSTITUTIONAL SHARES) COMMENCED OPERATIONS ON OCTOBER 18, 2010, AND DOES NOT HAVE A FULL CALENDAR YEAR OF PERFORMANCE.

**TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS RETURN IS CUMULATIVE.

***USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE INSTITUTIONAL SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.65% OF THE INSTITUTIONAL SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

Before and after reimbursement expense ratios are reported in the Institutional Share's prospectus dated May 1, 2011. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which exclude acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA REAL RETURN FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                     BARCLAYS U.S. GOVERNMENT
                      USAA REAL RETURN FUND --           INFLATION-LINKED
                        INSTITUTIONAL SHARES                BOND INDEX
10/31/2010                  $10,000.00                      $10,000.00
11/30/2010                    9,970.00                        9,830.72
12/31/2010                   10,091.00                        9,678.60
01/31/2011                   10,091.00                        9,697.37
02/28/2011                   10,241.91                        9,780.81
03/31/2011                   10,327.65                        9,879.83
04/30/2011                   10,581.02                       10,128.16
05/31/2011                   10,581.02                       10,159.30
06/30/2011                   10,481.44                       10,241.15

                                [END CHART]

                      Data from 10/31/10 to 6/30/11.*

                      See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Real Return Fund Institutional Shares to the benchmark.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Barclays U.S. Government Inflation-Linked Bond Index is calculated from the end of the month, October 31, 2010, while the Institutional Shares' inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                             TOP 10 EQUITY HOLDINGS*
                                  AS OF 6/30/11
                                (% of Net Assets)

Vanguard MSCI Emerging Markets ETF .......................................   7.5%
SPDR Dow Jones International Real Estate ETF .............................   1.4%
Royal Dutch Shell plc "A" ADR ............................................   0.7%
Chevron Corp. ............................................................   0.7%
Citigroup Capital XIII, 7.88%, cumulative redeemable, perpetual ..........   0.5%
McDonald's Corp. .........................................................   0.5%
Johnson & Johnson  .......................................................   0.5%
International Business Machines Corp. ....................................   0.5%
United Parcel Service, Inc. "B" ..........................................   0.5%
Novartis AG ADR ..........................................................   0.5%

* Excludes money market instruments.

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12  | USAA REAL RETURN FUND

================================================================================

                           TOP 10 BOND HOLDINGS*
                               AS OF 6/30/11
                             (% of Net Assets)

U.S. Treasury Inflation-Indexed Notes 2.50%, 1/15/2029 .................    6.0%
U.S. Treasury Inflation-Indexed Notes 1.25%, 7/15/2020 .................    5.4%
iShares iBoxx High Yield Corporate Bond Fund ...........................    2.5%
U.S. Treasury Inflation-Indexed Notes 2.00%, 4/15/2012 .................    1.7%
U.S. Treasury Inflation-Indexed Notes 2.13%, 2/15/2040 .................    1.1%
U.S. Treasury Inflation-Indexed Notes 1.13%, 1/18/2021 .................    1.1%
DuPont Fabros Technology, LP ...........................................    0.8%
Wells Fargo Capital XIII ...............................................    0.8%
Lincoln National Corp. .................................................    0.7%
Texas Competitive Electric Holdings Co., LLC ...........................    0.7%

                            TOP 10 INDUSTRIES
                             AS OF 6/30/11
                           (% of Net Assets)

U.S. Government ........................................................   16.4%
Multi-Line Insurance ...................................................    3.9%
Other Diversified Financial Services ...................................    3.8%
Gold ...................................................................    3.7%
Life & Health Insurance ................................................    3.2%
Oil & Gas Storage & Transportation .....................................    3.0%
Electric Utilities .....................................................    2.9%
Asset-Backed Financing .................................................    2.5%
Diversified Banks ......................................................    2.4%
Regional Banks .........................................................    2.3%

* Excludes money market instruments.

 You will find a complete list of securities that the Fund owns on pages 14-25.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

------------------------------------------------------------------------------------------------------
                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            U.S. EQUITY SECURITIES (10.3%)

            COMMON STOCKS (9.8%)

            CONSUMER DISCRETIONARY (1.1%)
            ----------------------------
            CABLE & SATELLITE (0.3%)
    27,351  Comcast Corp. "A"                                                                 $    693
                                                                                              --------
            GENERAL MERCHANDISE STORES (0.1%)
     4,000  Target Corp.                                                                           188
                                                                                              --------
            HOUSEHOLD APPLIANCES (0.1%)
     3,000  Stanley Black & Decker, Inc.                                                           216
                                                                                              --------
            RESTAURANTS (0.6%)
    13,185  McDonald's Corp.                                                                     1,112
                                                                                              --------
            Total Consumer Discretionary                                                         2,209
                                                                                              --------
            CONSUMER STAPLES (1.9%)
            ----------------------
            DRUG RETAIL (0.3%)
    14,537  CVS Caremark Corp.                                                                     546
                                                                                              --------
            FOOD DISTRIBUTORS (0.3%)
    21,098  Sysco Corp.                                                                            658
                                                                                              --------
            HOUSEHOLD PRODUCTS (0.4%)
     4,651  Colgate-Palmolive Co.                                                                  406
     6,038  Procter & Gamble Co.                                                                   384
                                                                                              --------
                                                                                                   790
                                                                                              --------
            SOFT DRINKS (0.4%)
    11,453  PepsiCo, Inc.                                                                          807
                                                                                              --------
            TOBACCO (0.5%)
    15,699  Philip Morris International, Inc.                                                    1,048
                                                                                              --------
            Total Consumer Staples                                                               3,849
                                                                                              --------
            ENERGY (1.0%)
            ------------
            INTEGRATED OIL & GAS (0.7%)
    13,172  Chevron Corp.                                                                        1,355
                                                                                              --------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     5,435  EQT Corp.                                                                              285
                                                                                              --------

================================================================================

14  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    15,118  Spectra Energy Corp.                                                              $    414
                                                                                              --------
            Total Energy                                                                         2,054
                                                                                              --------
            FINANCIALS (1.0%)
            ----------------
            CONSUMER FINANCE (0.3%)
    10,747  American Express Co.                                                                   556
                                                                                              --------
            DIVERSIFIED BANKS (0.2%)
    13,306  Wells Fargo & Co.                                                                      373
                                                                                              --------
            LIFE & HEALTH INSURANCE (0.3%)
    12,735  MetLife, Inc.                                                                          559
                                                                                              --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    12,969  JPMorgan Chase & Co.                                                                   531
                                                                                              --------
            Total Financials                                                                     2,019
                                                                                              --------
            HEALTH CARE (0.9%)
            -----------------
            HEALTH CARE EQUIPMENT (0.3%)
    16,038  Medtronic, Inc.                                                                        618
                                                                                              --------
            PHARMACEUTICALS (0.6%)
    16,698  Johnson & Johnson                                                                    1,111
                                                                                              --------
            Total Health Care                                                                    1,729
                                                                                              --------
            INDUSTRIALS (1.4%)
            -----------------
            AIR FREIGHT & LOGISTICS (0.5%)
    14,929  United Parcel Service, Inc. "B"                                                      1,089
                                                                                              --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
    34,693  Republic Services, Inc. "A"                                                          1,070
                                                                                              --------
            INDUSTRIAL CONGLOMERATES (0.4%)
     7,300  3M Co.                                                                                 692
                                                                                              --------
            Total Industrials                                                                    2,851
                                                                                              --------
            INFORMATION TECHNOLOGY (1.7%)
            ----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    20,312  Automatic Data Processing, Inc.                                                      1,070
                                                                                              --------
            IT CONSULTING & OTHER SERVICES (0.6%)
     6,424  International Business Machines Corp.                                                1,102
                                                                                              --------
            SEMICONDUCTORS (0.1%)
     7,260  Avago Technologies Ltd.                                                                276
                                                                                              --------
            SYSTEMS SOFTWARE (0.5%)
    30,363  Oracle Corp.                                                                           999
                                                                                              --------
            Total Information Technology                                                         3,447
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                          MARKET
$(000)/                                                                                          VALUE
SHARES      SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            MATERIALS (0.6%)
            ---------------
            DIVERSIFIED CHEMICALS (0.3%)
     6,214  PPG Industries, Inc.                                                              $    564
                                                                                              --------
            INDUSTRIAL GASES (0.3%)
     6,554  Praxair, Inc.                                                                          711
                                                                                              --------
            Total Materials                                                                      1,275
                                                                                              --------
            TELECOMMUNICATION SERVICES (0.2%)
            --------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    13,093  AT&T, Inc.                                                                             411
                                                                                              --------
            Total Common Stocks (cost: $18,755)                                                 19,844
                                                                                              --------
            PREFERRED SECURITIES (0.5%)

            FINANCIALS (0.5%)
            ----------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    40,000  Citigroup Capital XIII, 7.88%, cumulative redeemable,
               perpetual (cost: $1,063)                                                          1,113
                                                                                              --------
            Total U.S. Equity Securities (cost: $19,818)                                        20,957
                                                                                              --------
            INTERNATIONAL EQUITY SECURITIES (9.7%)

            COMMON STOCKS (1.5%)

            ENERGY (0.7%)
            ------------
            INTEGRATED OIL & GAS (0.7%)
    19,168  Royal Dutch Shell plc "A" ADR                                                        1,363
                                                                                              --------
            HEALTH CARE (0.5%)
            -----------------
            PHARMACEUTICALS (0.5%)
    17,710  Novartis AG ADR                                                                      1,082
                                                                                              --------
            TELECOMMUNICATION SERVICES (0.3%)
            --------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    19,415  Vodafone Group plc ADR                                                                 519
                                                                                              --------
            Total Common Stocks (cost: $2,840)                                                   2,964
                                                                                              --------

            PREFERRED SECURITIES (0.7%)

            FINANCIALS (0.7%)
            ----------------
            REINSURANCE (0.7%)
    $1,500  Swiss Re Capital I, LP, 6.85%, perpetual(a) (cost: $1,482)                           1,450
                                                                                              --------

================================================================================

16  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
                                                                                                MARKET
NUMBER OF                                                                                        VALUE
SHARES      SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            EXCHANGE-TRADED FUNDS (7.5%)
   313,150  Vanguard MSCI Emerging Markets ETF (cost: $14,807)                                $ 15,225
                                                                                              --------
            Total International Equity Securities (cost: $19,129)                               19,639
                                                                                              --------

            PRECIOUS METALS AND MINERALS SECURITIES (3.9%)

            GOLD (3.7%)

            AFRICAN GOLD COMPANIES (0.4%)
    11,000  AngloGold Ashanti Ltd. ADR                                                             463
    24,500  Gold Fields Ltd. ADR                                                                   357
                                                                                              --------
                                                                                                   820
                                                                                              --------
            AUSTRALIAN GOLD COMPANIES (0.3%)
    13,000  Newcrest Mining Ltd.                                                                   526
                                                                                              --------
            EUROPEAN GOLD COMPANIES (0.2%)
     5,700  Randgold Resources Ltd. ADR                                                            479
                                                                                              --------
            NORTH AMERICAN GOLD COMPANIES (2.6%)
     7,200  Agnico-Eagle Mines Ltd.                                                                455
    17,000  Alamos Gold, Inc.                                                                      281
    19,000  Allied Nevada Gold Corp.*                                                              672
    11,200  Barrick Gold Corp.                                                                     507
    39,000  Eldorado Gold Corp.                                                                    575
    12,000  Goldcorp, Inc.                                                                         579
    25,000  IAMGOLD Corp.                                                                          469
    29,000  Kinross Gold Corp.                                                                     458
     8,300  Newmont Mining Corp.                                                                   448
     6,900  Royal Gold, Inc.                                                                       404
    39,000  Yamana Gold, Inc.                                                                      454
                                                                                              --------
                                                                                                 5,302
                                                                                              --------
            SOUTH AMERICAN GOLD COMPANIES (0.2%)
   10,000   Compania de Minas Buenaventura S.A. ADR                                                380
                                                                                              --------
            Total Gold (cost: $7,647)                                                            7,507
                                                                                              --------

            PLATINUM GROUP METALS (0.2%)
   17,000   Impala Platinum Holdings Ltd. (cost: $468)                                             458
                                                                                              --------
            Total Precious Metals and Minerals Securities (cost: $8,115)                         7,965
                                                                                              --------

            REAL ESTATE EQUITY SECURITIES (2.7%)

            COMMON STOCKS (1.4%)

            REITs - DIVERSIFIED (0.1%)
    2,900   Vornado Realty Trust                                                                   270
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------
                                                                                                MARKET
NUMBER OF                                                                                        VALUE
SHARES      SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            REITs - INDUSTRIAL (0.2%)
     8,800  ProLogis, Inc.                                                                    $    315
                                                                                              --------
            REITs - OFFICE (0.1%)
     2,700  Boston Properties, Inc.                                                                287
                                                                                              --------
            REITs - RESIDENTIAL (0.3%)
     2,200  AvalonBay Communities, Inc.                                                            283
     4,700  Equity Residential Properties Trust                                                    282
                                                                                              --------
                                                                                                   565
                                                                                              --------
            REITs - RETAIL (0.3%)
     6,000  Regency Centers Corp.                                                                  264
     2,400  Simon Property Group, Inc.                                                             279
                                                                                              --------
                                                                                                   543
                                                                                              --------
            REITs - SPECIALIZED (0.4%)
    13,000  Extra Space Storage, Inc.                                                              277
     7,000  HCP, Inc.                                                                              257
    16,000  Host Hotels & Resorts, Inc.                                                            271
                                                                                              --------
                                                                                                   805
                                                                                              --------
            Total Common Stocks (cost: $2,444)                                                   2,785
                                                                                              --------

            EXCHANGE-TRADED FUNDS (1.3%)
    68,000  SPDR Dow Jones International Real Estate ETF (cost $2,727)                           2,746
                                                                                              --------
            Total Real Estate Equity Securities (cost: $5,171)                                   5,531
                                                                                              --------

------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                         COUPON
(000)                                                           RATE          MATURITY
------------------------------------------------------------------------------------------------------
            BONDS (70.6%)

            CORPORATE OBLIGATIONS (41.4%)

            CONSUMER DISCRETIONARY (2.0%)
            ----------------------------
            AUTOMOBILE MANUFACTURERS (0.5%)
  $  1,000  Toyota Motor Credit Corp.                          0.41%(b)     11/15/2012           1,000
                                                                                              --------

            CABLE & SATELLITE (0.5%)
       943  Atlantic Broadband Finance, LLC(c)                 4.00          3/08/2016             946
                                                                                              --------
            CASINOS & GAMING (0.5%)
     1,000  Harrah's Operating Co., Inc.                      11.25          6/01/2017           1,110
                                                                                              --------

================================================================================

18  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)       SECURITY                                            RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------
            RESTAURANTS (0.5%)
$      995  Dunkin Brands Inc.(c)                              4.25%        11/23/2017        $    995
                                                                                              --------
            Total Consumer Discretionary                                                         4,051
                                                                                              --------
            CONSUMER STAPLES (2.3%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.6%)
     1,000  Archer-Daniels-Midland Co.                         0.42(b)       8/13/2012           1,002
       100  Darling International, Inc.(c)                     5.00         12/16/2016             101
                                                                                              --------
                                                                                                 1,103
                                                                                              --------
            DRUG RETAIL (0.7%)
     1,500  CVS Caremark Corp.                                 6.30          6/01/2037           1,461
                                                                                              --------
            HOUSEHOLD PRODUCTS (0.5%)
     1,000  Procter & Gamble Co.                               0.30(b)      11/14/2012           1,001
                                                                                              --------
            SOFT DRINKS (0.5%)
     1,000  Coca Cola Co.                                      0.31(b)       5/15/2012           1,001
                                                                                              --------
            Total Consumer Staples                                                               4,566
                                                                                              --------
            ENERGY (5.2%)
            -------------
            COAL & CONSUMABLE FUELS (0.5%)
     1,000  Alpha Natural Resources, Inc.                      6.00          6/01/2019           1,003
                                                                                              --------
            OIL & GAS DRILLING (0.5%)
     1,000  Precision Drilling Corp.                           6.63         11/15/2020           1,015
                                                                                              --------
            OIL & GAS EQUIPMENT & SERVICES (0.6%)
     1,230  Exterran Holdings, Inc.(a)                         7.25         12/01/2018           1,245
                                                                                              --------
            OIL & GAS EXPLORATION & PRODUCTION (0.8%)
       500  Berry Petroleum Co.                                6.75         11/01/2020             504
     1,000  QEP Resources, Inc.                                6.80          3/01/2020           1,051
                                                                                              --------
                                                                                                 1,555
                                                                                              --------
            OIL & GAS STORAGE & TRANSPORTATION (2.8%)
       500  Copano Energy, LLC                                 7.13          4/01/2021             495
     1,000  Enbridge Energy Partners, LP                       8.05         10/01/2037           1,086
     1,000  Enterprise Products Operating, LP                  7.00          6/01/2067           1,001
     1,000  Genesis Energy, LP(a)                              7.88         12/15/2018             998
     1,000  Southern Union Co.                                 7.20         11/01/2066             935
     1,310  Targa Resources Partners, LP(a)                    6.88          2/01/2021           1,300
                                                                                              --------
                                                                                                 5,815
                                                                                              --------
            Total Energy                                                                        10,633
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)       SECURITY                                            RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------
            FINANCIALS (19.9%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.5%)
$    1,000  Bank of New York Mellon                            0.55%(b)      1/31/2014        $  1,004
       890  NTC Capital I                                      0.80(b)       1/15/2027             765
     1,500  State Street Capital Trust IV                      1.25(b)       6/15/2037           1,222
                                                                                              --------
                                                                                                 2,991
                                                                                              --------
            CONSUMER FINANCE (2.0%)
     1,000  Ally Financial, Inc.                               7.50          9/15/2020           1,050
     1,000  American Express Co.                               6.80          9/01/2066           1,031
     1,000  American Express Credit Corp.                      1.10(b)       6/24/2014           1,002
     1,000  American Honda Finance Corp.(a)                    0.64(b)      11/07/2012             999
                                                                                              --------
                                                                                                 4,082
                                                                                              --------
            DIVERSIFIED BANKS (1.2%)
     1,000  Canadian Imperial Bank                             0.47(b)       5/04/2012           1,001
     1,500  Wells Fargo Capital XIII                           7.70                  -(d)        1,538
                                                                                              --------
                                                                                                 2,539
                                                                                              --------
            INVESTMENT BANKING & BROKERAGE (0.6%)
     1,500  Goldman Sachs Capital II                           5.79                  -(d)        1,207
                                                                                              --------
            LIFE & HEALTH INSURANCE (2.9%)
     1,000  Great-West Life & Annuity Insurance Co.(a)         7.15          5/16/2046           1,035
     1,500  Lincoln National Corp.                             7.00          5/17/2066           1,518
     1,000  New York Life Global Funding(a)                    0.56(b)       4/04/2014           1,001
     1,000  Principal Financial Global Fund, LLC               0.81(b)       1/10/2031             811
     1,500  StanCorp Financial Group, Inc.                     6.90          6/01/2067           1,441
                                                                                              --------
                                                                                                 5,806
                                                                                              --------
            MULTI-LINE INSURANCE (2.1%)
     1,000  Genworth Financial, Inc.                           6.15         11/15/2066             733
     1,500  Glen Meadow(a)                                     6.51          2/12/2067           1,331
     1,000  ILFC E-Capital Trust I(a)                          5.74(b)      12/21/2065             821
     1,500  Nationwide Mutual Insurance Co.(a)                 5.81         12/15/2024           1,470
                                                                                              --------
                                                                                                 4,355
                                                                                              --------
            MULTI-SECTOR HOLDINGS (0.5%)
     1,000  Leucadia National Corp.                            7.13          3/15/2017           1,042
                                                                                              --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.7%)
     1,000  ABN AMRO North America Holding Co.(a)              6.47(b)               -(d)          935
     2,000  Bank of America Corp. Capital Trust XV             1.05(b)       6/01/2056           1,404
     1,000  General Electric Capital Corp.                     0.92(b)       4/07/2014             999
     1,000  General Electric Capital Corp.                     6.38         11/15/2067           1,029
     1,500  JPMorgan Chase & Co. Capital XXI                   1.22(b)       2/02/2037           1,206
                                                                                              --------
                                                                                                 5,573
                                                                                              --------

================================================================================

20  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)       SECURITY                                            RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------
            PROPERTY & CASUALTY INSURANCE (2.3%)
$    1,000  Allstate Corp.                                     6.13%         5/15/2037        $    996
     1,000  Chubb Corp.                                        6.38          3/29/2067           1,040
       500  HSB Group, Inc.                                    1.19(b)       7/15/2027             402
     1,000  Ironshore Holdings, Inc.(a)                        8.50          5/15/2020           1,097
     1,000  Progressive Corp.                                  6.70          6/15/2037           1,040
                                                                                              --------
                                                                                                 4,575
                                                                                              --------
            REGIONAL BANKS (2.3%)
     1,000  BB&T Corp.                                         0.97(b)       4/28/2014           1,002
     1,000  CoBank ACB(a)                                      0.85(b)       6/15/2022             897
     1,000  Fifth Third Capital Trust IV                       6.50          4/15/2037             990
     1,000  First Maryland Capital Trust I                     1.28(b)       1/15/2027             853
     1,000  Huntington Capital III                             6.65          5/15/2037             980
                                                                                              --------
                                                                                                 4,722
                                                                                              --------
            REITs - INDUSTRIAL (0.8%)
     1,500  DuPont Fabros Technology, LP                       8.50         12/15/2017           1,646
                                                                                              --------
            REITs - Specialized (1.0%)
     1,000  Host Hotels & Resorts, LP(a)                       5.88          6/15/2019           1,006
     1,000  Omega Healthcare Investors(a)                      6.75         10/15/2022             991
                                                                                              --------
                                                                                                 1,997
                                                                                              --------
            Total Financials                                                                    40,535
                                                                                              --------
            HEALTH CARE (0.5%)
            ------------------
            PHARMACEUTICALS (0.5%)
     1,000  Mylan, Inc.(a)                                     6.00         11/15/2018           1,021
                                                                                              --------
            INDUSTRIALS (2.4%)
            ------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
     1,000  Caterpillar, Inc.                                  0.35(b)      11/21/2012           1,000
     1,000  John Deere Capital Corp.                           0.47(b)       3/03/2014           1,004
                                                                                              --------
                                                                                                 2,004
                                                                                              --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
     1,000  Clean Harbors, Inc.(a)                             7.63          8/15/2016           1,065
                                                                                              --------
            INDUSTRIAL CONGLOMERATES (0.4%)
     1,000  Textron Financial Corp.(a)                         6.00          2/15/2067             870
                                                                                              --------
            SECURITY & ALARM SERVICES (0.5%)
     1,000  GEO Group, Inc.(a)                                 6.63          2/15/2021             997
                                                                                              --------
            Total Industrials                                                                    4,936
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)       SECURITY                                            RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (1.7%)
            ----------------------------
            COMMUNICATIONS EQUIPMENT (0.2%)
$      499  CommScope, Inc.(c)                                 5.00%         1/14/2018        $    502
                                                                                              --------
            COMPUTER HARDWARE (0.5%)
     1,000  Hewlett Packard Co.                                0.53(b)       5/24/2013           1,003
                                                                                              --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
     1,000  SunGard Data Systems, Inc.                         7.38         11/15/2018           1,005
                                                                                              --------
            OFFICE ELECTRONICS (0.5%)
     1,000  Xerox Corp.                                        1.08(b)       5/16/2014           1,006
                                                                                              --------
            Total Information Technology                                                         3,516
                                                                                              --------
            MATERIALS (1.0%)
            ----------------
            CONSTRUCTION MATERIALS (0.5%)
     1,000  Vulcan Materials Co.                               7.50          6/15/2021           1,000
                                                                                              --------
            METAL & GLASS CONTAINERS (0.5%)
     1,000  Ball Corp.                                         5.75          5/15/2021           1,005
                                                                                              --------
            Total Materials                                                                      2,005
                                                                                              --------
            TELECOMMUNICATION SERVICES (1.0%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
     1,000  Frontier Communications Co.                        7.88          1/15/2027             980
                                                                                              --------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
     1,000  Nextel Communications, Inc.                        7.38          8/01/2015           1,001
                                                                                              --------
            Total Telecommunication Services                                                     1,981
                                                                                              --------
            UTILITIES (5.4%)
            ----------------
            ELECTRIC UTILITIES (2.2%)
     1,000  FPL Group Capital, Inc.                            6.65          6/15/2067           1,001
     1,000  NV Energy, Inc.                                    6.25         11/15/2020           1,055
     1,000  PPL Capital Funding, Inc.                          6.70          3/30/2067             994
     1,918  Texas Competitive Electric Holdings Co., LLC(c)    4.63         10/10/2017           1,504
                                                                                              --------
                                                                                                 4,554
                                                                                              --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.2%)
     1,000  Aes Corp.(a)                                       7.38          7/01/2021           1,016
       998  Calpine Corp.(c)                                   4.50          4/02/2018             989
       500  IPALCO Enterprises, Inc.(a)                        5.00          5/01/2018             490
                                                                                              --------
                                                                                                 2,495
                                                                                              --------
            MULTI-UTILITIES (2.0%)
     1,000  Dominion Resources, Inc.                           6.30          9/30/2066             976
     1,000  Integrys Energy Group, Inc.                        6.11         12/01/2066             990

================================================================================

22 |  USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)       SECURITY                                            RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------
$    1,000  Puget Sound Energy, Inc.                           6.97%         6/01/2067        $    997
     1,000  Wisconsin Energy Corp.                             6.25          5/15/2067           1,008
                                                                                              --------
                                                                                                 3,971
                                                                                              --------
            Total Utilities                                                                     11,020
                                                                                              --------
            Total Corporate Obligations (cost: $83,490)                                         84,264
                                                                                              --------

            EURODOLLAR AND YANKEE OBLIGATIONS (6.6%)

            CONSUMER STAPLES (0.5%)
            ----------------------
            AGRICULTURAL PRODUCTS (0.5%)
     1,000  Viterra, Inc.(a)                                   5.95          8/01/2020           1,019
                                                                                              --------
            FINANCIALS (4.1%)
            ----------------
            DIVERSIFIED BANKS (1.0%)
     1,000  Commonwealth Bank of Australia(a)                  0.98(b)       3/17/2014           1,004
     1,000  Nordea Bank AB(a)                                  1.18(b)       1/14/2014           1,010
                                                                                              --------
                                                                                                 2,014
                                                                                              --------
            DIVERSIFIED CAPITAL MARKETS (0.4%)
     1,000  Deutsche Bank Capital Trust IV                     4.59(b)       6/29/2049             848
                                                                                              --------
            MULTI-LINE INSURANCE (1.8%)
     1,653  AXA S.A.                                           3.68(b)               -(d)        1,215
     1,564  Oil Insurance Ltd.(a)                              3.23(b)               -(d)        1,436
     1,000  ZFS Finance USA Trust II(a)                        6.45         12/15/2065           1,025
                                                                                              --------
                                                                                                 3,676
                                                                                              --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
       800  Santander U.S. Debt S.A.(a)                        2.49          1/18/2013             792
                                                                                              --------
            SOVEREIGN DEBT (0.5%)
     1,000  Kommunalbanken A/S (NBGA)(a)                       0.37(b)      10/21/2013           1,000
                                                                                              --------
            Total Financials                                                                     8,330
                                                                                              --------
            HEALTH CARE (0.5%)
            -----------------
            PHARMACEUTICALS (0.5%)
     1,000  Valeant Pharmaceuticals International, Inc.(a)     6.75          8/15/2021             955
                                                                                              --------
            INDUSTRIALS (0.5%)
            -----------------
            INDUSTRIAL CONGLOMERATES (0.5%)
     1,000  Hutchison Whampoa, Ltd.(a)                         6.00                  -(d)        1,030
                                                                                              --------
            MATERIALS (1.0%)
            ---------------
            DIVERSIFIED METALS & MINING (0.5%)
     1,000  Calcipar S.A.(a)                                   6.88          5/01/2018           1,008
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)       SECURITY                                            RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------
            STEEL (0.5%)
$    1,000  FMG Resources (August 2006) Proprietary Ltd.       7.00%        11/01/2015        $  1,025
                                                                                              --------
            Total Materials                                                                      2,033
                                                                                              --------
            Total Eurodollar and Yankee Obligations
              (cost: $13,304)                                                                   13,367
                                                                                              --------

            ASSET-BACKED SECURITIES (2.5%)

            FINANCIALS (2.5%)
            ----------------
            ASSET-BACKED FINANCING (2.5%)
     1,000  Arran Residential Mortgages Funding plc            1.79(b)      11/19/2047           1,002
     1,000  Citibank Credit Card Issuance Trust                0.84(b)       7/15/2013           1,000
     1,000  General Electric Capital Corp.                     0.77(b)      10/21/2013           1,001
     1,000  Holmes Master Issuer plc(a)                        1.70(b)      10/15/2054           1,003
     1,000  Westlake Automobile Receivables Trust(a)           1.08          7/15/2013           1,000
                                                                                              --------
            Total Financials                                                                     5,006
                                                                                              --------
            Total Asset-Backed Securities (cost: $5,000)                                         5,006
                                                                                              --------

            U.S. TREASURY SECURITIES (16.4%)

            INFLATION-INDEXED NOTES (16.4%)
     2,056  1.13%, 1/15/2021                                                                     2,137
     1,062  1.25%, 4/15/2014                                                                     1,128
    10,311  1.25%, 7/15/2020(e)                                                                 10,916
     3,324  2.00%, 4/15/2012                                                                     3,398
     2,081  2.13%, 2/15/2040                                                                     2,269
    10,473  2.50%, 1/15/2029(e)                                                                 12,186
     1,085  2.63%, 7/15/2017                                                                     1,263
                                                                                              --------
            Total Inflation-Indexed Notes                                                       33,297
                                                                                              --------
            Total U.S. Treasury Securities (cost: $33,252)                                      33,297
                                                                                              --------

            MUNICIPAL BONDS (1.2%)

            ELECTRIC UTILITIES (0.7%)
     1,000  Delaware State EDA                                 2.30          7/01/2028(f)        1,008
       500  West Virginia EDA                                  2.00          1/01/2041(f)          506
                                                                                              --------
            Total Electric Utilities                                                             1,514
                                                                                              --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
     1,000  California Pollution Control Financing Auth.       1.63(b)       8/01/2023(f)        1,000
                                                                                              --------
            Total Municipal Bonds (cost: $2,500)                                                 2,514
                                                                                              --------
            EXCHANGE-TRADED FUNDS (2.5%)
    54,671  iShares iBoxx High Yield Corporate Bond Fund
              (cost: $5,000)                                                                     4,992
                                                                                              --------
            Total Bonds (cost: $142,546)                                                       143,440
                                                                                              --------

================================================================================

24 |  USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
                                                                                                MARKET
NUMBER OF                                                                                        VALUE
SHARES      SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (2.1%)

            MONEY MARKET FUNDS (2.1%)
4,329,075   State Street Institutional Liquid Reserve Fund, 0.15%(g) (cost: $4,329)           $  4,329
                                                                                              --------

            TOTAL INVESTMENTS (COST: $199,108)                                                $201,861
                                                                                              ========

-----------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------
                                       (LEVEL 1)         (LEVEL 2)       (LEVEL 3)
                                   QUOTED PRICES OTHER SIGNIFICANT     SIGNIFICANT
                               IN ACTIVE MARKETS        OBSERVABLE    UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS            INPUTS          INPUTS        TOTAL
-----------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                          $19,844           $     -              $-     $ 19,844
  Preferred Securities                         -             1,113               -        1,113
International Equity Securities:
  Common Stocks                            2,964                 -               -        2,964
  Preferred Securities                         -             1,450               -        1,450
  Exchange-Traded Funds                   15,225                 -               -       15,225
Precious Metals and Minerals Securities:
  Gold                                     7,507                 -               -        7,507
  Platinum Group Metals                      458                 -               -          458
Real Estate Equity Securities:
  Common Stocks                            2,785                 -               -        2,785
  Exchange-Traded Funds                    2,746                 -               -        2,746
Bonds:
  Corporate Obligations                        -            84,264               -       84,264
  Eurodollar and Yankee Obligations            -            13,367               -       13,367
  Asset-Backed Securities                      -             5,006               -        5,006
  U.S. Treasury Securities                33,297                 -               -       33,297
  Municipal Bonds                              -             2,514               -        2,514
  Exchange-Traded Funds                    4,992                 -               -        4,992
Money Market Instruments:
  Money Market Funds                       4,329                 -               -        4,329
-----------------------------------------------------------------------------------------------
Total                                    $94,147          $107,714              $-     $201,861
-----------------------------------------------------------------------------------------------

For the period of January 1, 2011, through June 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 20.8% of net assets at June 30, 2011.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average

================================================================================

26  | USAA REAL RETURN FUND

================================================================================

    time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    EDA       Economic Development Authority

    iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

    REIT      Real estate investment trust

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

    SPDR Exchange-traded funds, managed by State Street Global Advisors, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement with the government of Norway.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at June 30, 2011.

    (c) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at June 30, 2011. The

================================================================================

28  | USAA REAL RETURN FUND

================================================================================

         weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (e) At June 30, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases. The aggregate market value of securities purchased on a delayed delivery basis was $118,000, all of which were sold prior to month end.

    (f) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    (g) Rate represents the money market fund annualized seven-day yield at June 30, 2011.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $199,108)                 $201,861
  Cash                                                                                 2
  Cash denominated in foreign currencies (identified cost of $273)                   278
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 7)                                                24
      Nonaffiliated transactions                                                     248
    USAA Investment Management Company (Note 6C)                                     218
    Dividends and interest                                                         1,198
    Securities sold                                                                   33
                                                                                --------
      Total assets                                                               203,862
                                                                                --------
LIABILITIES
  Payables:
    Securities purchased                                                             274
    Capital shares redeemed:
      Affiliated transactions (Note 7)                                                 2
      Nonaffiliated transactions                                                      67
  Accrued management fees                                                             82
  Accrued transfer agent's fees                                                       75
  Other accrued expenses and payables                                                 65
                                                                                --------
      Total liabilities                                                              565
                                                                                --------
        Net assets applicable to capital shares outstanding                     $203,297
                                                                                ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $200,138
  Accumulated undistributed net investment income                                     75
  Accumulated net realized gain on investments                                       331
  Net unrealized appreciation of investments                                       2,753
                                                                                --------
        Net assets applicable to capital shares outstanding                     $203,297
                                                                                ========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $162,347/15,862 shares outstanding)             $  10.24
                                                                                ========
     Institutional Shares (net assets of $40,950/3,999 shares outstanding)      $  10.24
                                                                                ========

See accompanying notes to financial statements.

================================================================================

30  | USAA REAL RETURN FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $11)                        $  579
  Interest                                                                 3,310
                                                                          ------
       Total income                                                        3,889
                                                                          ------
EXPENSES
  Management fees                                                            440
  Administration and servicing fees:
    Fund Shares                                                              104
    Institutional Shares                                                       9
  Transfer agent's fees:
    Fund Shares                                                              409
    Institutional Shares                                                       9
  Custody and accounting fees:
    Fund Shares                                                               53
    Institutional Shares                                                      14
  Postage:
    Fund Shares                                                               10
  Shareholder reporting fees:
    Fund Shares                                                               15
  Trustees' fees                                                               7
  Registration fees:
    Fund Shares                                                               25
  Professional fees                                                           33
  Other                                                                        6
                                                                          ------
         Total expenses                                                    1,134
                                                                          ------
  Expenses reimbursed:
      Fund Shares                                                           (416)
      Institutional Shares                                                   (16)
                                                                          ------
           Net expenses                                                      702
                                                                          ------
NET INVESTMENT INCOME                                                      3,187
                                                                          ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                         319
   Change in net unrealized appreciation/depreciation                      2,815
                                                                          ------
           Net realized and unrealized gain                                3,134
                                                                          ------
   Increase in net assets resulting from operations                       $6,321
                                                                          ======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2011 (unaudited), and period ended December 31, 2010*

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        6/30/2011    12/31/2010*
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                  $  3,187       $    842
  Net realized gain on investments                            319             12
  Change in net unrealized appreciation/depreciation
     of investments                                         2,815            (62)
                                                         -----------------------
     Increase in net assets resulting from operations       6,321            792
                                                         -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                          (2,454)          (650)
      Institutional Shares                                   (669)          (181)
                                                         -----------------------
         Distributions to shareholders                     (3,123)          (831)
                                                         -----------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                              43,976        115,956
  Institutional Shares                                      9,306         30,900
                                                         -----------------------
      Total net increase in net assets from
         capital share transactions                        53,282        146,856
                                                         -----------------------
  Net increase in net assets                               56,480        146,817

NET ASSETS
  Beginning of period                                     146,817              -
                                                         -----------------------
  End of period                                          $203,297       $146,817
                                                         =======================
Accumulated undistributed net investment income:
   End of period                                         $     75       $     11
                                                         =======================

* Fund commenced operation on October 18, 2010.

See accompanying notes to financial statements.

================================================================================

32  | USAA REAL RETURN FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Real Return Fund (the Fund), which is classified as non-diversified under the 1940 Act. The Fund's investment objective seeks a total return that exceeds the rate of inflation over an economic cycle.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event than a diversified fund.

The Fund has two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities.

================================================================================

34  | USAA REAL RETURN FUND

================================================================================

         The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

     3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

     4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

     5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

36  | USAA REAL RETURN FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note 1A5.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency.
    Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

================================================================================

38  | USAA REAL RETURN FUND

================================================================================

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2011, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $117,000.

H. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2011, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by less than $500.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2011, the Fund paid CAPCO facility fees of less than $500, which represents 0.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2011, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the

================================================================================

40  | USAA REAL RETURN FUND

================================================================================

succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended June 30, 2011, the Fund did not incur any income tax, interest, or penalties. The Manager has reviewed the open tax period ended June 30, 2011 and concluded that there was no impact to the Fund's net assets or results of operations. Tax period ended December 31, 2010, remains subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2011, were $80,815,000 and $17,405,000, respectively.

As of June 30, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2011, for federal income tax purposes, were $4,235,000 and $1,482,000, respectively, resulting in net unrealized appreciation of $2,753,000.

(5) CAPITAL SHARE TRANSACTIONS

At June 30, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |   41

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                                SIX-MONTH
                                               PERIOD ENDED                   PERIOD ENDED
                                                 6/30/2011                     12/31/2010*
----------------------------------------------------------------------------------------------
                                          SHARES       AMOUNT             SHARES       AMOUNT
                                          ----------------------------------------------------
FUND SHARES:
Shares sold                                5,135      $ 52,534            11,935      $119,707
Shares issued from reinvested
 dividends                                   200         2,028                51           505
Shares redeemed                           (1,035)      (10,586)             (424)       (4,256)
                                          ----------------------------------------------------
Net increase from capital share
 transactions                              4,300      $ 43,976            11,562      $115,956
                                          ====================================================
INSTITUTIONAL SHARES:
Shares sold                                  963      $  9,800             3,067      $ 30,731
Shares issued from reinvested
 dividends                                    66           669                18           181
Shares redeemed                             (114)       (1,163)               (1)          (12)
                                          ----------------------------------------------------
Net increase from capital share
 transactions                                915      $  9,306             3,084      $ 30,900
                                          ====================================================

*Fund commenced operations on October 18, 2010.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2011, the Fund incurred management fees, paid or payable to the Manager, of $440,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the

================================================================================

42  | USAA REAL RETURN FUND

================================================================================

    Fund Shares, and 0.05% of average net assets of the Institutional Shares. For the six-month period ended June 30, 2011, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $104,000 and $9,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2011, the Fund reimbursed the Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2012, to limit the annual expenses of the Fund Shares and the Institutional shares to 0.85% and 0.65%, respectively, of their average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through May 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2011, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and the Institutional Shares of $416,000 and $16,000, respectively, of which $218,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    ended June 30, 2011, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $409,000 and $9,000, respectively.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of June 30, 2011, the Fund recorded a receivable for capital shares sold of $24,000 and a payable for capital shares redeemed of $2,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of June 30, 2011, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                    OWNERSHIP %
-------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                     2.5%
USAA Target Retirement 2020 Fund                                       4.6
USAA Target Retirement 2030 Fund                                       7.0
USAA Target Retirement 2040 Fund                                       6.8

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At June 30, 2011, USAA and its affiliates owned 2,500,000 shares which represent 15.8% of the Fund Shares and 12.6% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended June 30, 2011, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the

================================================================================

44  | USAA REAL RETURN FUND

================================================================================

Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                     NET REALIZED
                                                      COST TO       GAIN (LOSS) TO
      SELLER                   PURCHASER             PURCHASER          SELLER
----------------------------------------------------------------------------------
USAA High-Yield
  Opportunities Fund     USAA Real Return Fund      $2,723,000         $198,000

(9) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                     SIX-MONTH
                                                                    PERIOD ENDED           PERIOD ENDED
                                                                      JUNE 30,             DECEMBER 31,
                                                                        2011                   2010***
                                                                    -----------------------------------
Net asset value at beginning of period                               $ 10.02                   $  10.00
                                                                     ----------------------------------
Income (loss) from investment operations:
 Net investment income                                                   .17                        .08(a)
 Net realized and unrealized gain (loss)                                 .22                       (.00)(a),(b)
                                                                     ----------------------------------
Total from investment operations                                         .39                        .08(a)
                                                                     ----------------------------------
Less distributions from:
 Net investment income                                                  (.17)                      (.06)
                                                                     ----------------------------------
Net asset value at end of period                                     $ 10.24                   $  10.02
                                                                     ==================================
Total return (%)*                                                        3.88                       .78
Net assets at end of period (000)                                    $162,347                  $115,893
Ratios to average net assets:**(d)
 Expenses (%)(c)                                                          .85                       .85
 Expenses, excluding reimbursements (%)(c)                               1.45                      1.61
 Net investment income (%)                                               3.62                      3.33
Portfolio turnover (%)                                                     10                         2

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the period ended June 30, 2011, average net assets were $138,796,000.

*** Fund Shares commenced operations on October 18, 2010.

(a) Calculated using average shares.

(b) Represents less than $0.01 per share.

(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

46  | USAA REAL RETURN FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                     SIX-MONTH
                                                                    PERIOD ENDED       PERIOD ENDED
                                                                      JUNE 30,         DECEMBER 31,
                                                                        2011               2010***
                                                                    -------------------------------
Net asset value at beginning of period                              $ 10.03                 $ 10.00
                                                                    -------------------------------
Income from investment operations:
 Net investment income                                                  .18                     .09(a)
 Net realized and unrealized gain                                       .21                     .00(a),(b),(e)
                                                                    -------------------------------
Total from investment operations                                        .39                     .09(a)
                                                                    -------------------------------
Less distributions from:
 Net investment income                                                 (.18)                   (.06)
                                                                    -------------------------------
Net asset value at end of period                                    $ 10.24                 $ 10.03
                                                                    ===============================
Total return (%)*                                                      3.87                     .91
Net assets at end of period (000)                                   $40,950                 $30,924
Ratios to average net assets:**(d)
 Expenses (%)(c)                                                        .65                     .65
 Expenses, excluding reimbursements (%)(c)                              .73                     .84
 Net investment income (%)                                             3.79                    3.33
Portfolio turnover (%)                                                   10                       2

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the period ended June 30, 2011, average net assets were $37,026,000.

*** Institutional Shares commenced operations on October 18, 2010.

(a) Calculated using average shares.

(b) Represents less than $0.01 per share.

(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(e) Reflects a net realized and unrealized gain per share, whereas the statement of operations for the period ended December 31, 2010, reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases for the Institutional Shares in relation to fluctuating market values for the portfolio.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

EXPENSE EXAMPLE

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2011, through June 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

48  | USAA REAL RETURN FUND

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                         BEGINNING                ENDING              DURING PERIOD*
                                       ACCOUNT VALUE           ACCOUNT VALUE        JANUARY 1, 2011 -
                                      JANUARY 1, 2011          JUNE 30, 2011          JUNE 30, 2011
                                      ---------------------------------------------------------------
FUND SHARES
Actual                                   $1,000.00               $1,038.80                 $4.30

Hypothetical
 (5% return before expenses)              1,000.00                1,020.58                  4.26

INSTITUTIONAL SHARES
Actual                                    1,000.00                1,038.70                  3.29

Hypothetical
 (5% return before expenses)              1,000.00                1,021.57                  3.26

* Expenses are equal to the annualized expense ratio of 0.85% for Fund Shares and 0.65% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 3.88% for Fund Shares and 3.87% for Institutional Shares for the six-month period of January 1, 2011, through June 30, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  49

================================================================================

ADVISORY AGREEMENT

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 26, 2011, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuance of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund

================================================================================

50  | USAA REAL RETURN FUND

================================================================================

performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the

================================================================================

                                                       ADVISORY AGREEMENT |  51

================================================================================

activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and a high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the other funds in the Trust, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by

================================================================================

52  | USAA REAL RETURN FUND

================================================================================

the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Board also took into account the Manager's current voluntary undertakings to maintain expense limitations for the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the period since inception on October 18, 2010 through December 31, 2010. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the period since inception through December 31, 2010. The Board took into account management's discussion of the Fund's performance, including the fact that the Fund recently commenced operations and has a limited performance history.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board including operating profit information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager has reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to

================================================================================

                                                       ADVISORY AGREEMENT |  53

================================================================================

the Manager, the Board also considered the fact that affiliates will provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's current Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in view of the Fund's limited performance history; (iv) the Fund's current advisory expenses are reasonable in relation to the services to be provided by the Manager; and (v) the Manager and its affiliates' anticipated level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that the approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

54   | USAA REAL RETURN FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds" ;
OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA(R)
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   94423-0811                                (C)2011, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2011

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/26/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/26/2011
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.